Consolidated Statements of Shareholders' Equity (Parentheticals) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Stockholders Equity [Abstract]
Dividends distributed in cash (in dollars)	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.12	$ 0.18	$ 0.14